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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM 13F

         Report for the Calendar Year or Quarter Ended DECEMBER 31, 1999


Check here if Amendment:  / /; Amendment Number: ______
   This Amendment (Check only one.): / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     FBS Small Business Investment Co. Ltd.
Address:  601 Second Avenue South
          Minneapolis, Minnesota 55402-4302

Form 13F File Number: 28- 2566


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Merita D. Schollmeier
Title: Vice President
Phone: 651-205-2030

Signature, Place, and Date of Signing:

/s/ Merita D. Schollmeier         St. Paul, MN   2/11/00
-------------------------------   -------------  --------

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number                                 Name
28-551                                               U.S. Bancorp